Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Detailed Information About Other Assets

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Recoverable value-added tax	646,257	725,471
Prepayments	101,879	426,765
Prepaid income tax and value-added tax	697,820	271,163
Deferred expenses	29,277	16,211
Repossessed assets	30,077	10,173
Derivative financial assets	447,443	—
Others	30,536	218

	1,983,289	1,450,001
Less: Provisions for impairment	(24,548)	(5,639)

	1,958,741	1,444,362

Summary of Detailed Information About Interest Rate Swaps
(a)	Interest rate swap

As of December 31, 2022
(‘000)
Carrying amount	RMB222,086
Notional amount	USD1,290,000
Maturity date	18/05/2023
Pay side	Fixed
Receive side	1 month

Summary of Detailed Information About Foreign Currency Swap
(b)	Foreign currency swap

As of December 31, 2022
(‘000)
Carrying amount	RMB225,357
Notional amount	USD1,050,000
Maturity date	06/04/2023 - 15/05/2023
Pay side	RMB
Receive side	USD